UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2011

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Institutional Reserves
Funds

SEMIANNUAL REPORT June 30, 2011

Contents

The Funds
A Letter from the Chairman and CEO	3
Discussion of Fund Performance	4
Understanding Your Fund’s Expenses	6
Comparing Your Fund’s Expenses
With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	21

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

  Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Institutional Reserves Funds

The Funds

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Reserves Funds, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook.The U.S. and global economies continued to grow during the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes. Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. As a result, the Federal Reserve

Board left short-term interest rates unchanged at historically low levels, and money market yields remained near zero percent.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum

Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2011

The Funds	3

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF
FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, the three Dreyfus Institutional Reserves Funds listed below produced the following annualized yields and annualized effective yields:1

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares	0.17	0.17
Hamilton Shares	0.12	0.12
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.02	0.02
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares	0.01	0.01
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares	0.00	0.00
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00
Agency Shares	0.00	0.00

Yields on U.S.Treasury bills remained near zero percent as the Federal Reserve Board (the “Fed”) continued to maintain short-term interest rates at historically low levels in a sluggish economy.

Mixed Economic Data Sparked Shifts in Market Sentiment

The reporting period began in the midst of an economic recovery as new unemployment claims had declined and the unemployment rate had eased to 9.4% by the start of 2011. In addition, the Fed was in the midst of a second round of quantitative easing of monetary policy involving the purchase of $600 million of U.S.Treasury securities. As a result, the recovery seemed to gain momentum early in the year, as evidenced by improved existing home sales in January. Meanwhile, food and fuel prices climbed, signaling a potential increase in inflationary pressures stemming from robust demand in overseas markets. Nonetheless, as it has since December 2008, the Fed maintained an aggressively accommodative monetary policy, keeping short-term interest rates within a historically low range between 0% and 0.25%.

In February, a wave of political unrest in the Middle East and North Africa caused energy prices to surge higher, potentially threatening the reinvigorated economic recovery. Still, U.S. manufacturing activity reached its highest level in seven years, and the unemployment rate fell to 8.9% during the month.The global economy took another hit in March, when Japan suffered a devastating earthquake, tsunami and nuclear disaster, disrupting one of the world’s larger economies.Yet, higher energy prices and the tragedy in Japan appeared to have relatively little short-term impact on the U.S. economy, as activity expanded across several economic sectors in March, the private sector added 233,000 jobs and the unemployment rate dropped to 8.8%, its lowest reading in two years. However, it was later announced that the U.S. economy grew at a surprisingly anemic 1.9% annualized rate during the first quarter of 2011. Slowdowns in consumer and government spending appeared to be the main factors behind the deceleration of economic growth.

Economic headwinds seemed to intensify in April as new concerns arose regarding a potential default by Greece on its sovereign debt and the potential spread of the sovereign debt crisis to other European nations. In addition, a contentious debate about government spending and borrowing intensified in the United States as the federal government approached the upper limits of its debt authorization. However, some parts of the U.S. economy continued to fare well during the month, including another monthly increase in domestic manufacturing activity.

May produced more mixed economic data.While industrial production picked up after slumping in March and April, employment data continued to disappoint, with new jobless claims remaining uncomfortably high. The housing market continued to deteriorate, posting declines in both existing home sales and housing starts.

The Fed ended its quantitative easing program on schedule in June, and investors were relieved when the program’s termination had relatively little immediate impact on the financial markets. Meanwhile, energy prices moderated and manufacturing activity continued to increase. These positive developments were largely offset by declining consumer confidence, additional signs of weakness in U.S. housing markets and anemic job creation in an uncertain labor market.

Still Focused on Liquidity

The low federal funds rate kept yields of U.S. Treasury bills near zero percent throughout the reporting period, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to us to incur the additional risks that longer-dated securities typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

The first half of 2011 ended with a cloudy outlook for the second half of the year and no signs that the Fed was prepared to raise short-term interest rates. Until we see clearer indications of an impending shift to a less accommodative monetary policy, we currently intend to maintain the fund’s focus on liquidity.

July 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields
fluctuate.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Funds	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$ .69	$ .94	$ 1.44	$ 1.54	$ 1.54
Ending value (after expenses)	$1,000.90	$1,000.60	$1,000.10	$1,000.00	$1,000.00
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$ .60	$ .64	$ .64	$ .69	$ .64
Ending value (after expenses)	$1,000.10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$ .60	$ .60	$ .60	$ .60	—
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—

† Expenses are equal to the Dreyfus Institutional Reserves Money Fund’s annualized expense ratio of .14% for Institutional Shares, .19% for Hamilton Shares, .29% for Agency Shares,
.31% for Premier Shares and .31% for Classic Shares, Dreyfus Institutional Reserves Treasury Fund’s annualized expense ratio of .12% for Institutional Shares, .13% for Hamilton
Shares, .13% for Agency Shares, .14% for Premier Shares and .13% for Classic Shares and Dreyfus Institutional Reserves Treasury Prime Fund’s annualized expense ratio of .12% for
Institutional Shares, .12% for Hamilton Shares, .12% for Agency Shares and .12% for Premier Shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$ .70	$ .95	$ 1.45	$ 1.56	$ 1.56
Ending value (after expenses)	$1,024.10	$1,023.85	$1,023.36	$1,023.26	$1,023.26
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$ .60	$ .65	$ .65	$ .70	$ .65
Ending value (after expenses)	$1,024.20	$1,024.15	$1,024.15	$1,024.10	$1,024.15
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$ .60	$ .60	$ .60	$ .60	—
Ending value (after expenses)	$1,024.20	$1,024.20	$1,024.20	$1,024.20	—

† Expenses are equal to the Dreyfus Institutional Reserves Money Fund’s annualized expense ratio of .14% for Institutional Shares, .19% for Hamilton Shares, .29% for Agency Shares,
.31% for Premier Shares and .31% for Classic Shares, Dreyfus Institutional Reserves Treasury Fund’s annualized expense ratio of .12% for Institutional Shares, .13% for Hamilton
Shares, .13% for Agency Shares, .14% for Premier Shares and .13% for Classic Shares and Dreyfus Institutional Reserves Treasury Prime Fund’s annualized expense ratio of .12% for
Institutional Shares, .12% for Hamilton Shares, .12% for Agency Shares and .12% for Premier Shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

The Funds	7

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

	Principal
Dreyfus Institutional Reserves Money Fund	Amount ($)	Value ($)
Negotiable Bank Certificates of Deposit—36.8%
Barclays Bank
0.44%—0.59%, 7/5/11—7/20/11	273,000,000 [a]	273,000,000
BNP Paribas (Yankee)
0.44%—0.55%, 8/17/11—11/7/11	165,000,000	165,000,000
Canadian Imperial Bank of Commerce
0.17%, 7/1/11	40,000,000 [a]	40,019,924
Credit Agricole NA (Yankee)
0.26%, 7/18/11	250,000,000	250,000,000
Credit Industriel et Commercial (Yankee)
0.47%, 11/3/11	50,000,000	50,000,000
Fortis Bank SA/NV (Yankee)
0.56%, 8/10/11	100,000,000	100,000,000
Mizuho Corporate Bank (Yankee)
0.19%, 7/8/11	100,000,000	100,000,000
Natixis New York (Yankee)
0.55%, 10/3/11	250,000,000	250,000,000
Royal Bank of Canada
0.27%, 7/1/11	250,000,000 [a]	250,000,000
Royal Bank of Scotland PLC (Yankee)
0.47%, 7/11/11	250,000,000	250,000,000
Westpac Banking Corp.
0.28%, 8/16/11	250,000,000 [a]	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,978,019,924)		1,978,019,924

Commercial Paper—21.8%
DnB NOR Bank ASA
0.21%, 7/6/11	250,000,000 [b]	249,992,708
Erste Abwicklungsanstalt
0.25%—0.32%, 9/14/11—11/21/11	185,000,000	184,828,618
General Electric Capital Services Inc.
0.30%, 9/6/11	100,000,000	99,944,167
Nationwide Building Society
0.49%, 8/26/11—8/30/11	185,000,000 [b]	184,854,361
Societe Generale N.A. Inc.
0.05%, 7/1/11	200,000,000	200,000,000
UBS Finance Delaware Inc.
0.01%, 7/1/11	250,000,000	250,000,000
Total Commercial Paper
(cost $1,169,619,854)		1,169,619,854

Asset-Backed Commercial Paper—14.1%
Antalis U.S. Funding Corp.
0.27%, 8/8/11	75,590,000 [b]	75,568,457

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Asset-Backed Commercial Paper (continued)
Argento Variable Funding Ltd.
0.46%, 9/6/11	200,000,000 [b]	199,828,778
Gemini Securitization Corp., LLC
0.07%, 7/1/11	220,000,000 [b]	220,000,000
Solitaire Funding Ltd.
0.24%—0.28%,
7/6/11—8/8/11	261,000,000 [b]	260,968,406
Total Asset-Backed Commercial Paper
(cost $756,365,641)		756,365,641

Corporate Note—4.6%
Credit Suisse
0.53%, 7/19/11
(cost $250,000,000)	250,000,000 [a]	250,000,000

Time Deposits—13.5%
Canadian Imperial Bank of
Commerce (Grand Cayman)
0.02%, 7/1/11	200,000,000	200,000,000
Commerzbank (Grand Cayman)
0.01%, 7/1/11	250,000,000	250,000,000
Natixis New York (Grand Cayman)
0.11%, 7/1/11	25,000,000	25,000,000
Northern Trust Co. (Grand Cayman)
0.01%, 7/1/11	250,000,000	250,000,000
Total Time Deposits
(cost $725,000,000)		725,000,000

U.S. Government Agencies—8.4%
Federal Farm Credit Bank
0.30%, 11/23/11	100,000,000 [a]	99,971,840
Federal Home Loan Bank
0.25%, 7/1/11	100,000,000 [a]	99,961,720
Federal Home Loan Mortgage Corp.
0.29%, 7/1/11	100,000,000 [a,c]	99,953,735
Straight-A Funding LLC
0.18%, 8/3/11	150,000,000 [b]	149,975,250
Total U.S. Government Agencies
(cost $449,862,545)		449,862,545

U.S. Treasury Bills—.7%
0.01%, 9/1/11
(cost $39,999,311)	40,000,000	39,999,311

The Funds	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)
Repurchase Agreement—1.2%
Barclays Capital, Inc.
0.01%, dated 6/30/11, due 7/1/11 in the amount of $65,000,018
(fully collateralized by $65,522,000 U.S. Treasury Notes, 1.38%,
due 5/15/12, value $66,300,057) (cost $65,000,000)	65,000,000	65,000,000
Total Investments (cost $5,433,867,275)	101.1%	5,433,867,275
Liabilities, Less Cash and Receivables	(1.1%)	(57,318,248)
Net Assets	100.0%	5,376,549,027

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2011, these securities amounted to $1,341,187,960 or 24.9% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	74.8	Asset-Backed/Special Purpose Entity	1.4
Asset-Backed/Multi-Seller Programs	12.7	Repurchase Agreement	1.2
U.S. Government/Agencies	9.1
Finance	1.9		101.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund	Purchase (%)	Amount ($)		Value ($)

U.S. Treasury Bills—9.0%
7/21/11	0.005	100,000,000		99,999,722
8/18/11	0.15	50,000,000		49,990,333
Total U.S. Treasury Bills
(cost $149,990,055)				149,990,055

U.S. Treasury Notes—32.8%
8/1/11	0.28	25,000,000		25,015,137
8/31/11	0.04	50,000,000		50,079,598
8/31/11	0.04	50,000,000		50,379,762
9/30/11	0.17	275,000,000		275,563,745
11/30/11	0.06	50,000,000		50,142,918
2/29/12	0.13	89,317,000		91,963,892
Total U.S. Treasury Notes
(cost $543,145,052)				543,145,052

Repurchase Agreements—58.4%
Barclays Capital, Inc.
dated 6/30/11, due 7/1/11 in the amount of $168,000,047
(fully collateralized by $60,075,600 U.S. Treasury Bonds,
6.50%, due 11/15/26, value $79,337,339 and $91,443,000
U.S. Treasury Notes, 0.63%, due 1/31/13, value $92,022,729)	0.01	168,000,000		168,000,000
BNP Paribas
dated 6/30/11, due 7/1/11 in the amount of $200,000,000
(fully collateralized by $171,207,300 U.S. Treasury Bonds,
4.50%-5.38%, due 2/15/31-2/15/36, value $204,000,046)	0.00	200,000,000	[a]	200,000,000
Citibank, NA
dated 6/30/11, due 7/1/11 in the amount of $200,000,056
(fully collateralized by $193,454,200 U.S. Treasury Notes,
2.38%, due 2/28/15, value $204,000,093)	0.01	200,000,000		200,000,000
Deutsche Bank Securities Inc.
dated 6/30/11, due 7/1/11 in the amount of $200,000,000
(fully collateralized by $193,967,300 U.S. Treasury Notes,
1.38%-2.75%, due 10/31/13-11/30/15, value $204,000,067)	0.00	200,000,000	[a]	200,000,000

The Funds	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Merrill Lynch & Co. Inc.
dated 6/30/11, due 7/1/11 in the amount of $200,000,000
(fully collateralized by $58,362,200 U.S. Treasury Inflation
Protected Securities, 1.88%, due 7/15/15, value $75,032,175,
$7,479,700 U.S. Treasury Notes, 2.38%, due 5/31/18,
value $7,486,632 and $167,970,443 U.S. Treasury Strips,
due 2/15/21, value $121,481,263)	0.00	200,000,000 [a]	200,000,000
Total Repurchase Agreements
(cost $968,000,000)			968,000,000

Total Investments (cost $1,661,135,107)		100.2%	1,661,135,107

Liabilities, Less Cash and Receivables		(.2%)	(3,384,358)

Net Assets		100.0%	1,657,750,749

a Under certain circumstances, the fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the fund assessed a fee for uninvested cash held in a business account at a bank.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	58.4	U.S. Treasury Bills	9.0
U.S. Treasury Notes	32.8		100.2
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

		Annualized
		Yield on
		Date of	Principal
Dreyfus Institutional Reserves Treasury Prime Fund		Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—92.0%
7/7/11		0.04	1,000,000	999,994
7/21/11		0.01	54,000,000	53,999,850
7/28/11		0.04	178,000,000	177,995,328
8/4/11		0.03	149,000,000	148,995,651
8/11/11		0.05	36,000,000	35,998,092
8/18/11		0.04	87,000,000	86,995,813
8/25/11		0.02	5,000,000	4,999,886
9/1/11		0.05	22,000,000	21,998,226
9/22/11		0.04	40,000,000	39,996,311
9/29/11		0.03	120,000,000	119,993,300
12/15/11		0.11	50,000,000	49,975,646
Total U.S. Treasury Bills
(cost $741,948,097)				741,948,097

U.S. Treasury Notes—9.6%
8/31/11		0.04	7,000,000	7,011,126
9/30/11		0.06	50,000,000	50,116,824
10/31/11		0.09	20,000,000	20,060,517
Total U.S. Treasury Notes
(cost $77,188,467)				77,188,467
Total Investments (cost $819,136,564)			101.6%	819,136,564
Liabilities, Less Cash and Receivables			(1.6%)	(13,270,843)
Net Assets			100.0%	805,865,721

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
U.S. Treasury Bills	92.0	U.S. Treasury Notes		9.6
				101.6

† Based on net assets.
See notes to financial statements.

The Funds	13

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury Prime
	Money Fund	Fund	Fund
Assets ($):
Investments in securities at value—Note 1(a,b)†	5,433,867,275[a]	1,661,135,107[a]	819,136,564
Cash	13,469,267	3,920,421	11,491,105
Interest receivable	2,053,518	3,147,590	182,775
	5,449,390,060	1,668,203,118	830,810,444
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	866,957	95,518	53,587
Payable for shares of Beneficial Interest redeemed	71,974,076	10,356,851	24,891,136
	72,841,033	10,452,369	24,944,723
Net Assets ($)	5,376,549,027	1,657,750,749	805,865,721
Composition of Net Assets ($):
Paid-in capital	5,376,551,593	1,658,188,670	805,871,510
Accumulated net realized gain (loss) on investments	(2,566)	(437,921)	(5,789)
Net Assets ($)	5,376,549,027	1,657,750,749	805,865,721
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	1,727,006,694	123,447,475	498,358,188
Shares Outstanding	1,726,296,855	123,427,595	498,363,380
Net Asset Value Per Share ($)	1.00	1.00	1.00
Hamilton Shares
Net Assets ($)	2,954,792,822	298,542,590	32,223,241
Shares Outstanding	2,953,796,707	298,502,090	32,223,576
Net Asset Value Per Share ($)	1.00	1.00	1.00
Agency Shares
Net Assets ($)	22,995,317	4,636,267	6,250
Shares Outstanding	22,990,283	4,635,454	6,250
Net Asset Value Per Share ($)	1.00	1.00	1.00
Premier Shares
Net Assets ($)	457,266,391	1,055,717,810	275,278,042
Shares Outstanding	457,140,713	1,055,604,840	275,278,304
Net Asset Value Per Share ($)	1.00	1.00	1.00
Classic Shares
Net Assets ($)	214,487,803	175,406,607	—
Shares Outstanding	214,428,318	175,375,874	—
Net Asset Value Per Share ($)	1.00	1.00	—
† Investments at cost ($)	5,433,867,275	1,661,135,107	819,136,564

a Amount includes repurchase agreements of $65,000,000 for Dreyfus Institutional Reserves Money Fund and $968,000,000 for Dreyfus Institutional Reserves Treasury Fund. See
Note 1(b).

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury Prime
	Money Fund	Fund	Fund
Investment Income ($):
Interest Income	9,199,754	992,290	493,416
Expenses:
Management fee—Note 2(a)	4,132,825	1,020,329	657,547
Distribution fees—Note 2(b)	2,280,285	1,799,415	386,057
Trustees’ fees—Note 2(c)	45,539	13,951	6,870
Total Expenses	6,458,649	2,833,695	1,050,474
Less—reduction in expenses due to undertaking—Note 2(a)	(793,893)	(1,843,753)	(550,337)
Less—Trustees’ fees reimbursed by the Manager—Note 2(c)	(45,539)	(13,951)	(6,870)
Net Expenses	5,619,217	975,991	493,267
Investment Income—Net	3,580,537	16,299	149
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	975,643	16,645	3,134
Net Increase in Net Assets Resulting from Operations	4,556,180	32,944	3,283

See notes to financial statements.

The Funds	15

STATEMENTS OF CHANGES IN ASSETS

	Dreyfus Institutional
	Reserves Money Fund
	Six Months Ended	Year Ended
	June 30, 2011	December 31,
	(Unaudited)	2010
Operations ($):
Investment income—net	3,580,537	13,288,328
Net realized gain (loss) on investments	975,643	548,536
Net Increase (Decrease) in Net Assets Resulting from Operations	4,556,180	13,836,864
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(1,622,155)	(5,980,288)
Hamilton Shares	(1,955,263)	(7,261,165)
Agency Shares	(2,997)	(18,071)
Premier Shares	(91)	(28,714)
Classic Shares	(31)	(90)
Total Dividends	(3,580,537)	(13,288,328)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	5,401,940,476	15,084,987,428
Hamilton Shares	8,048,012,229	16,538,191,224
Agency Shares	25,106,951	131,313,630
Premier Shares	1,273,793,659	2,626,003,239
Classic Shares	1,062,629,266	2,691,464,987
Dividends reinvested:
Institutional Shares	56,488	552,377
Hamilton Shares	27,817	171,580
Premier Shares	3	1,678
Classic Shares	31	90
Cost of shares redeemed:
Institutional Shares	(5,512,177,924)	(15,700,725,589)
Hamilton Shares	(8,575,219,557)	(18,559,454,160)
Agency Shares	(29,612,078)	(146,624,487)
Premier Shares	(1,419,837,011)	(2,851,419,440)
Classic Shares	(1,097,425,795)	(2,980,135,950)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(822,705,445)	(3,165,673,393)
Settlement payment from unaffiliated third party†	—	1,896,975
Total Increase (Decrease) In Net Assets	(821,729,802)	(3,163,227,882)
Net Assets ($):
Beginning of Period	6,198,278,829	9,361,506,711
End of Period	5,376,549,027	6,198,278,829

† See Note 3.
See notes to financial statements.

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Treasury Fund		Reserves Treasury Prime Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31,	June 30, 2011	December 31,
	(Unaudited)	2010	(Unaudited)	2010
Operations ($):
Investment income—net	16,299	186,106	149	7,985
Net realized gain (loss) on investments	16,645	—	3,134	(16)
Net Increase (Decrease) in Net Assets
Resulting from Operations	32,944	186,106	3,283	7,969
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(15,098)	(99,315)	(96)	(7,880)
Hamilton Shares	(1,029)	(86,402)	(5)	(10)
Agency Shares	(3)	(3)	—	—
Premier Shares	(138)	(317)	(48)	(95)
Classic Shares	(31)	(69)	—	—
Total Dividends	(16,299)	(186,106)	(149)	(7,985)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	290,048,058	996,195,215	1,094,353,944	1,756,092,841
Hamilton Shares	516,029,560	3,587,076,267	104,820,036	420,950,453
Agency Shares	403,533,955	59,386,898	—	—
Premier Shares	1,492,633,972	3,207,044,127	655,636,763	2,752,610,311
Classic Shares	337,954,028	1,203,305,376	—	—
Dividends reinvested:
Institutional Shares	32	445	14	863
Hamilton Shares	154	4,538	—	—
Premier Shares	3	4	—	—
Classic Shares	28	63	—	—
Cost of shares redeemed:
Institutional Shares	(389,542,691)	(1,278,185,236)	(1,110,404,708)	(1,798,410,082)
Hamilton Shares	(492,609,876)	(3,975,102,785)	(114,495,660)	(390,513,388)
Agency Shares	(404,264,305)	(60,947,283)	—	—
Premier Shares	(1,334,763,159)	(3,490,864,692)	(635,872,400)	(2,787,847,076)
Classic Shares	(377,836,836)	(1,325,352,333)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	41,182,923	(1,077,439,396)	(5,962,011)	(47,116,078)
Settlement payment from
unaffiliated third party†	—	519,529	—	—
Total Increase (Decrease) In Net Assets	41,199,568	(1,076,919,867)	(5,958,877)	(47,116,094)
Net Assets ($):
Beginning of Period	1,616,551,181	2,693,471,048	811,824,598	858,940,692
End of Period	1,657,750,749	1,616,551,181	805,865,721	811,824,598

† See Note 3.
See notes to financial statements.

The Funds	17

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund’s (the “funds”) Institutional, Hamilton, Agency, Premier and Classic shares represents the financial highlights of the fund’s predecessor, BNY Hamilton Funds, before the funds commenced operation as of the close of business on September 12, 2008, and represent the performance of the fund’s Institutional, Hamilton,Agency, Premier and Classic shares threafter.Total return shows how much an investment in the fund’s Institutional, Hamilton, Agency, Premier and Classic shares would have increased (or decreased) during each period, assuming all dividends and distributions were reinvested.

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends	Net Asset		Total	Net	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares
Six Months Ended June 30, 2011 (Unaudited)	1.00	.001	(.001)	1.00	.09[a]	.14[a]	.14[a]	.17[a]	1,727,007
Year Ended December 31,
2010	1.00	.002	(.002)	1.00	.21	.14	.14	.19	1,836,863
2009	1.00	.006	(.006)	1.00	.57	.17	.17	.61	2,451,271
2008	1.00	.028	(.028)	1.00	2.86	.15	.15	2.84	3,513,565
2007	1.00	.052	(.052)	1.00	5.30	.15	.15	5.14	3,500,461
2006	1.00	.049	(.049)	1.00	5.05	.14	.14	5.09	531,689
Hamilton Shares
Six Months Ended June 30, 2011 (Unaudited)	1.00	.001	(.001)	1.00	.06[a]	.19[a]	.19[a]	.12[a]	2,954,793
Year Ended December 31,
2010	1.00	.002	(.002)	1.00	.15	.19	.19	.15	3,481,446
2009	1.00	.005	(.005)	1.00	.51	.21	.21	.50	5,501,158
2008	1.00	.028	(.028)	1.00	2.81	.20	.20	2.87	4,038,235
2007	1.00	.051	(.051)	1.00	5.25	.20	.20	5.13	4,545,664
2006	1.00	.048	(.048)	1.00	5.00	.19	.19	4.89	5,102,680
Agency Shares
Six Months Ended June 30, 2011 (Unaudited)	1.00	—[b]	—[b]	1.00	.01[a]	.29[a]	.29[a]	.03[a]	22,995
Year Ended December 31,
2010	1.00	.001	(.001)	1.00	.06	.29	.28	.05	27,498
2009	1.00	.004	(.004)	1.00	.42	.32	.31	.42	42,799
2008	1.00	.027	(.027)	1.00	2.70	.30	.30	3.31	53,413
2007	1.00	.050	(.050)	1.00	5.15	.30	.30	5.20	509,874
2006	1.00	.024	(.024)	1.00	2.43	.29	.29	5.08	59,322
Premier Shares
Six Months Ended June 30, 2011 (Unaudited)	1.00	—[b]	—[b]	1.00	.00[a,c]	.44[a]	.31[a]	.00[a,c]	457,266
Year Ended December 31,
2010	1.00	—[b]	—[b]	1.00	—[c]	.44	.33	—[c]	603,226
2009	1.00	.003	(.003)	1.00	.31	.47	.44	.36	828,469
2008	1.00	.025	(.025)	1.00	2.55	.45	.45	2.60	1,797,040
2007	1.00	.049	(.049)	1.00	4.99	.44	.44	4.89	2,396,847
2006	1.00	.046	(.046)	1.00	4.74	.44	.44	4.68	3,080,742
Classic Shares
Six Months Ended June 30, 2011 (Unaudited)	1.00	—[b]	—[b]	1.00	.00[a,c]	.69[a]	.31[a]	.00[a,c]	214,488
Year Ended December 31,
2010	1.00	—[b]	—[b]	1.00	—[c]	.69	.33	—[c]	249,246
2009	1.00	.002	(.002)	1.00	.18	.72	.57	.18	537,810
2008	1.00	.023	(.023)	1.00	2.30	.70	.70	2.34	694,590
2007	1.00	.046	(.046)	1.00	4.73	.70	.70	4.63	1,078,224
2006	1.00	.044	(.044)	1.00	4.48	.69	.69	4.41	1,453,589

a	Annualized.
b	Amount represents less than $.0005 per share.
c	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends	Net Asset		Total	Net	Investment	Net Assets
	Value	Net	Net Asset	Value		Expenses	Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000)
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares
Six Months Ended June 30, 2011 (Unaudited)	1.00	—[a]	—[a]	1.00	.01[b,c]	.14[b]	.12[b]	.02[b]	123,447
Year Ended December 31,
2010	1.00	.001	(.001)	1.00	.05	.14	.13	.04	222,951
2009	1.00	.001	(.001)	1.00	.06	.15	.15	.06	504,846
2008	1.00	.016	(.016)	1.00	1.59	.16	.16	1.60	217,234
2007	1.00	.047	(.047)	1.00	4.83	.15	.15	4.58	369,397
2006	1.00	.048	(.048)	1.00	4.87	.15	.15	4.79	31,683
Hamilton Shares
Six Months Ended June 30, 2011 (Unaudited)	1.00	—[a]	—[a]	1.00	—[b,c]	.19[b]	.13[b]	—[b,c]	298,543
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	.02	.19	.18	.01	275,160
2009	1.00	—[a]	—[a]	1.00	.03	.20	.19	.03	663,017
2008	1.00	.015	(.015)	1.00	1.54	.20	.20	1.57	745,179
2007	1.00	.047	(.047)	1.00	4.78	.20	.20	4.49	1,304,610
2006	1.00	.047	(.047)	1.00	4.82	.20	.20	4.78	712,614
Agency Shares
Six Months Ended June 30, 2011 (Unaudited)	1.00	—[a]	—[a]	1.00	—[b,c]	.29[b]	.13[b]	—[b,c]	4,636
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[c]	.29	.19	—[c]	5,366
2009	1.00	—[a]	—[a]	1.00	—[c]	.32	.24	.01	6,925
2008	1.00	.014	(.014)	1.00	1.44	.30	.30	1.57	57,195
2007	1.00	.046	(.046)	1.00	4.67	.30	.30	4.11	21,987
2006	1.00	.007	(.007)	1.00	.72	.30	.30	4.98	1,665
Premier Shares
Six Months Ended June 30, 2011 (Unaudited)	1.00	—[a]	—[a]	1.00	—[b,c]	.44[b]	.14[b]	—[b,c]	1,055,718
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[c]	.44	.19	—[c]	897,799
2009	1.00	—[a]	—[a]	1.00	—[c]	.46	.22	—[c]	1,181,422
2008	1.00	.013	(.013)	1.00	1.30	.45	.44	1.35	1,688,060
2007	1.00	.044	(.044)	1.00	4.52	.45	.45	4.41	2,134,582
2006	1.00	.045	(.045)	1.00	4.56	.45	.45	4.45	1,729,522
Classic Shares
Six Months Ended June 30, 2011 (Unaudited)	1.00	—[a]	—[a]	1.00	—[b,c]	.69[b]	.13[b]	—[b,c]	175,407
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[c]	.69	.18	—[c]	215,275
2009	1.00	—[a]	—[a]	1.00	—[c]	.71	.22	—[c]	337,261
2008	1.00	.011	(.011)	1.00	1.11	.70	.63	1.06	509,762
2007	1.00	.042	(.042)	1.00	4.26	.70	.70	4.15	442,131
2006	1.00	.042	(.042)	1.00	4.30	.70	.70	4.25	471,111

a	Amount represents less than $.0005 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Funds	19

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends	Net Asset		Total	Net	Investment	Net Assets
	Value	Net	Net Asset	Value		Expenses	Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000)

Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares
Six Months Ended June 30, 2011 (Unaudited)	1.00	—[a]	—[a]	1.00	—[b,c]	.16[b]	.12[b]	—[b,c]	498,358
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[c]	.16	.13	—[c]	514,407
2009	1.00	—[a]	—[a]	1.00	.03	.17	.16	.04	556,723
2008	1.00	.014	(.014)	1.00	1.41	.19	.17	.85	866,681
2007	1.00	.045	(.045)	1.00	4.55	.34	.16	4.36	77,674
2006[d]	1.00	.008	(.008)	1.00	.82[e]	.67[b]	.16[b]	4.91[b]	50,203
Hamilton Shares
Six Months Ended June 30, 2011 (Unaudited)	1.00	—[a]	—[a]	1.00	—[b,c]	.20[b]	.12[b]	—[b,c]	32,223
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[c]	.20	.13	—[c]	41,899
2009	1.00	—[a]	—[a]	1.00	.01	.21	.17	.02	11,462
2008	1.00	.014	(.014)	1.00	1.37	.25	.21	1.03	36,992
2007	1.00	.033	(.033)	1.00	3.29	.35	.20	3.80	13,806
2006[d]	1.00	—[a]	—[a]	1.00	—[c]	—[c]	—[c]	—[c]	—[f]
Agency Shares
Six Months Ended June 30, 2011 (Unaudited)	1.00	—[a]	—[a]	1.00	—[b,c]	.30[b]	.12[b]	—[b,c]	6
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[c]	.30	.13	—[c]	6
2009	1.00	—[a]	—[a]	1.00	—[c]	.31	.20	.01	6
2008	1.00	.002	(.002)	1.00	.16	.31	.31	.50	6
2007	1.00	—[a]	—[a]	1.00	—[c]	—[c]	—[c]	—[c]	—[f]
2006[d]	1.00	—[a]	—[a]	1.00	—[c]	—[c]	—[c]	—[c]	—[f]
Premier Shares
Six Months Ended June 30, 2011 (Unaudited)	1.00	—[a]	—[a]	1.00	—[b,c]	.45[b]	.12[b]	—[b,c]	275,278
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[c]	.45	.13	—[c]	255,513
2009	1.00	—[a]	—[a]	1.00	—[c]	.46	.18	—[c]	290,749
2008	1.00	.011	(.011)	1.00	1.11	.50	.46	.88	371,388
2007	1.00	.041	(.041)	1.00	4.25	.62	.45	3.66	102,368
2006[d]	1.00	—[a]	—[a]	1.00	.04[e]	.98[b]	.45[b]	4.50[b]	291

a	Amount represents less than $.0005 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	From November 1, 2006 (commencement of initial offering) to December 31, 2006.
e	Not annualized.
f	Amount represents less than $1,000.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional ReservesTreasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (each, a “fund”), each a separate series of Dreyfus Institutional Reserves Funds (the “Company”), are registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund is a diversified open-end management investment company. The Company accounts separately for the assets, liabilities and operations of each series. Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the funds’ investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund offers Institutional shares, Hamilton shares, Agency shares and Premier shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund also offer Classic shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act.

As of June 30, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 6,250 Agency shares of Dreyfus Institutional Reserves Treasury Prime Fund.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00 for each class; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that each fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of each fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Funds	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Table 1 summarizes the inputs used as of June 30, 2011 in valuing each fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended June 30, 2011, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Table 1—Fair Value Measurements

		Short-Term Investments ($)†
	Level 1—	Level 2—Other
	Unadjusted	Significant	Level 3—Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Institutional Reserves Money Fund	—	5,433,867,275	—	5,433,867,275
Dreyfus Institutional Reserves Treasury Fund	—	1,661,135,107	—	1,661,135,107
Dreyfus Institutional Reserves Treasury Prime Fund	—	819,136,564	—	819,136,564

†	See Statement of Investments for additional detailed categorizations.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Table 2 summarizes each fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010.

The tax character of distributions paid to shareholders for each fund during the fiscal year ended December 31, 2010 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2011, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund is computed at the annual rates of .14%, .14% and .16%, respectively, of the value of each fund’s average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund’s investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund’s Hamilton shares, Agency shares, Premier shares and Classic shares, Rule 12b-1 Service Plan expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. Table 3 summarizes the reduction in expenses for each relevant class of each fund pursuant to the undertakings during the period ended June 30, 2011.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Hamilton shares,Agency shares, Premier shares and Classic shares of each fund pay the Distributor for distributing their shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. For Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, the Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% of the value of such class’ average daily net assets of the Hamilton, Agency, Premier and Classic shares; respectively. The Plan provides for payments to be

Table 2—Capital Loss Carryover

			Expiring in fiscal:†
	2013	2014	2015	2016	2017	2018	Total
Dreyfus Institutional Reserves Money Fund	—	627,578 3 50,631		—	—	—	978,209
Dreyfus Institutional Reserves Treasury Fund	127,582	214,708 112,276		—	—	—	454,566
Dreyfus Institutional Reserves Treasury Prime Fund	—	—	1,243	7,664	—	16	8,923

† If not applied, the carryovers expire in the above years.

Table 3—Expense Reductions

	Institutional	Hamilton		Agency	Premier		Classic
	Shares ($)	Shares ($)		Shares ($)	Shares ($)		Shares ($)
Dreyfus Institutional Reserves Money Fund	—		—	315	323,578		470,000
Dreyfus Institutional Reserves Treasury Fund	15,291	80,163		10,873	1,170,537		566,889
Dreyfus Institutional Reserves Treasury Prime Fund	104,478	12,630		6	433,223		—

The Funds	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

made at annual rates of .04%, .14% and .29% for Dreyfus Institutional Reserves Treasury Prime Fund’s Hamilton, Agency and Premier shares’ average daily net assets, respectively. The fees payable under the Plan are payable without regard to actual expenses incurred. Table 4 summarizes the amounts each fund was charged pursuant to the Plan during the period ended June 30, 2011.

Table 5 summarizes the components of “Due toThe Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Currently, Board members fees are borne by the Manager as to each fund pursuant to the undertaking in effect.

NOTE3—Other:

During the period ended December 31, 2010, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund received regulatory settlement payments of $1,896,975 and $519,529, respectively, from an unaffiliated third party which are included in the Statements of Changes in Net Assets. The impact of these payments amounted to less than $.001 per share and the impact on total return amounted to less than .01% for each class of shares of each fund.

Table 4—Distribution Fees

	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund	802,689	17,350	773,359	686,887
Dreyfus Institutional Reserves Treasury Fund	70,674	10,517	1,156,636	561,588
Dreyfus Institutional Reserves Treasury Prime Fund	6,299	5	379,753	—

Table 5—Due to The Dreyfus Corporation and Affiliates

				Less Expense
	Management		Distribution	Reimbursement
		Fees ($)	Fees ($)	Fees ($)
Dreyfus Institutional Reserves Money Fund		653,356	346,600	(132,999)
Dreyfus Institutional Reserves Treasury Fund		158,277	293,006	(355,765)
Dreyfus Institutional Reserves Treasury Prime Fund		104,332	64,608	(115,353)

NOTES

For More Information

Dreyfus Institutional Reserves Funds	Transfer Agent &
200 Park Avenue	Dividend Disbursing Agent
New York, NY 10166	Dreyfus Transfer, Inc.
Manager	200 Park Avenue
New York, NY 10166
The Dreyfus Corporation
200 Park Avenue	Distributor
New York, NY 10166	MBSC Securities Corporation
Custodian	200 Park Avenue
New York, NY 10166
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Ticker Symbols:	Institutional	Hamilton	Agency	Premier	Classic
Dreyfus Institutional Reserves Money Fund	DSVXX	DSHXX	DRGXX	DERXX	DLSXX
Dreyfus Institutional Reserves Treasury Fund	DNSXX	DHLXX	DGYXX	DRRXX	DSSXX
Dreyfus Institutional Reserves Treasury Prime Fund	DUPXX	DHMXX	DANXX	DMEXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.

You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Cash Investment Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund’s holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 19, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	August 19, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)